SCHEDULE OF INCOME TAX EXAMINATION (Details)	12 Months Ended
Dec. 31, 2024
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax years	2024
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax years	2024